SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION.
SHARE BASED COMPENSATION

14. SHARE BASED COMPENSATION

In December 2014, The Company’s shareholders adopted the 2014 share incentive plan. The Company’s shareholders have authorized the issuance of up to 21,000,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units (“RSUs”) granted to a participant under the plan, or the awards.

In April 2018, The Company’s shareholders adopted the 2018 share incentive plan. The Company’s shareholders have authorized the issuance of up to 38,600,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and RSUs granted to a participant under the plan, or the awards.

The Company granted share options to certain officers, directors and employees in 2015, and didn’t grant any during the years ended December 31, 2019, 2020 and 2021.

The Company utilized the Binomial option pricing model to evaluate the fair value of the stock options with reference to the closing price of the Company on the measurement dates.

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2021 is as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Contract Life	Value
Options outstanding on January 1, 2021	1,848,267	0.59	3.74	20,104
Granted	—	—
Forfeited	(25,850)	—
Expired	—	—
Exercised	(47,000)	—
Options outstanding on December 31, 2021	1,775,417	0.59	2.74	13,261
Options exercisable on December 31, 2021	1,775,417	0.59	2.74	13,261

Note: All the Company’s options have been vested as of December 31, 2021.

The share-based compensation expense related to stock options of approximately $0.1 million, nil and nil were recognized by the Group for the years ended December 31, 2019, 2020 and 2021, respectively.

The Company granted non-vested RSUs to certain directors, executive officers and employees in 2017 and 2018, and didn’t grant any during the years ended December 31, 2019, 2020 and 2021. The Company recorded compensation expenses based on the fair value of RSUs on the grant dates over the requisite service period of award using the straight line vesting attribution method.

A summary of the non-vested RSU activity in 2021 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Non-vested RSUs on January 1, 2021	17,583,452	1.38
Granted	—
Vested	(7,252,250)	1.39
Forfeited	(41,850)	1.27
Non-vested RSUs on December 31, 2021	10,289,352	1.38

The share-based compensation expense related to RSUs of $17.9 million, $17.9 million and $10.1 million were recognized by the Group for the years ended December 31, 2019, 2020 and 2021.

As of December 31, 2021, there was $12.0 million in total unrecognized compensation cost related to non-vested RSUs, which is expected to be recognized over a weighted-average period of 1.62 years.